Debt Outstanding (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Mar. 31, 2013 TransUnion Corp-Successor Senior secured term loan	Dec. 31, 2012 TransUnion Corp-Successor Senior secured term loan	Mar. 31, 2013 TransUnion Corp-Successor 11.375% Senior notes	Dec. 31, 2012 TransUnion Corp-Successor 11.375% Senior notes	Mar. 31, 2013 TransUnion Corp-Successor 10.0% Note payable	Dec. 31, 2012 TransUnion Corp-Successor 10.0% Note payable	Mar. 31, 2013 TransUnion Corp-Successor Capital Lease Obligations	Dec. 31, 2012 TransUnion Corp-Successor Capital Lease Obligations	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor Senior secured term loan	Dec. 31, 2011 TransUnion Corp-Predecessor 11.375% Senior notes	Dec. 31, 2011 TransUnion Corp-Predecessor 10.0% Note payable	Dec. 31, 2011 TransUnion Corp-Predecessor Capital Lease Obligations	Dec. 31, 2011 TransUnion Corp-Predecessor 11.625% RFC loan	Dec. 31, 2011 TransUnion Corp-Predecessor 4.69% Note payable	Mar. 31, 2013 TransUnion Holding Company, Inc.	Dec. 31, 2012 TransUnion Holding Company, Inc.	Mar. 31, 2013 TransUnion Holding Company, Inc. Senior secured term loan	Dec. 31, 2012 TransUnion Holding Company, Inc. Senior secured term loan	Mar. 31, 2013 TransUnion Holding Company, Inc. 11.375% Senior notes	Dec. 31, 2012 TransUnion Holding Company, Inc. 11.375% Senior notes	Mar. 31, 2013 TransUnion Holding Company, Inc. 9.625% Senior Note	Dec. 31, 2012 TransUnion Holding Company, Inc. 9.625% Senior Note	Mar. 31, 2013 TransUnion Holding Company, Inc. 8.125 % Senior Note	Dec. 31, 2012 TransUnion Holding Company, Inc. 8.125 % Senior Note	Mar. 31, 2013 TransUnion Holding Company, Inc. 10.0% Note payable	Dec. 31, 2012 TransUnion Holding Company, Inc. 10.0% Note payable	Mar. 31, 2013 TransUnion Holding Company, Inc. Capital Lease Obligations	Dec. 31, 2012 TransUnion Holding Company, Inc. Capital Lease Obligations
Debt Instrument [Line Items]
Total debt	$ 1,676.3	$ 1,682.9	$ 921.0	$ 923.4	$ 754.2	$ 758.4	$ 0.9	$ 0.9	$ 0.2	$ 0.2	$ 1,601.2	$ 942.9	$ 645.0	$ 1.8	$ 0.3	$ 10.3	$ 0.9	$ 2,674.4	$ 2,680.9	$ 921.0	$ 923.4	$ 754.2	$ 758.4	$ 600.0	$ 600.0	$ 398.1	$ 398.0	$ 0.9	$ 0.9	$ 0.2	$ 0.2
Less short-term debt and current maturities	(10.5)	(10.6)									(21.8)							(10.5)	(10.6)
Total long-term debt	$ 1,665.8	$ 1,672.3									$ 1,579.4							$ 2,663.9	$ 2,670.3